Expense Example (Global Trust, USD $)	12 Months Ended
May 01, 2011
Series I, Global Trust
Expense Example:
Year 1	$ 96
Year 3	302
Year 5	527
Year 10	1,174
Series II, Global Trust
Expense Example:
Year 1	116
Year 3	364
Year 5	634
Year 10	1,405
Series NAV, Global Trust
Expense Example:
Year 1	91
Year 3	286
Year 5	500
Year 10	$ 1,116